DERIVATIVES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Backstop Warrants [Member]
Other income due to decrease of the liability of warrants	$ 9,489
Private Warrants [Member]
Other income due to decrease of the liability of warrants	1,225
Public Warrants [Member]
Other income due to decrease of the liability of warrants	7,976
Loan Warrants [Member]
Other income due to decrease of the liability of warrants	$ 88